Nature of Business: Schedule of states with premiums greater than 5% (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
MICHIGAN
Direct Life and Health Premiums greater than 5% of total direct premiums		62.00%		63.00%		63.00%
Deposits on Annuity Contracts greater than 5% of total deposits		9.00%		6.00%		8.00%
TEXAS
Direct Life and Health Premiums greater than 5% of total direct premiums		24.00%		23.00%		23.00%
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%		8.00%		7.00%
CALIFORNIA
Direct Life and Health Premiums greater than 5% of total direct premiums		5.00%		6.00%		5.00%
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		7.00%		8.00%
PENNSYLVANIA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		8.00%		6.00%		5.00%
IOWA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		7.00%		6.00%		5.00%
INDIANA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		7.00%		6.00%
WISCONSIN
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		6.00%		5.00%
WASHINGTON
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		0.00%	[1]	5.00%		5.00%
FLORIDA
Direct Life and Health Premiums greater than 5% of total direct premiums	[1]	0.00%		0.00%		0.00%
Deposits on Annuity Contracts greater than 5% of total deposits		0.00%	[1]	0.00%	[1]	5.00%

[1]	Less than 5%